Document and Entity Information	Feb. 22, 2022
Cover [Abstract]
Entity Registrant Name	Ranger Oil Corp
Amendment Flag	false
Entity Central Index Key	0000077159
Document Type	8-K
Document Period End Date	Feb. 22, 2022
Entity Incorporation State Country Code	VA
Entity File Number	1-13283
Entity Tax Identification Number	23-1184320
Entity Address, Address Line One	16285 Park Ten Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	(713)
Local Phone Number	722-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 Par Value
Trading Symbol	ROCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false